Loans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 6,148,298	[1]	$ 5,715,556	[1]
Loan Impairment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,125		0
Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,145,173		5,715,556
Delinquent Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,125		0
Delinquent Loan [Member] | Loan Impairment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,125		0
Past Due Balances [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0		0
Up To One Month [Member] | Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,017,794		1,155,222
From One Month To Three Months [Member] | Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,749,348		1,475,201
From Three Months To Six Months [Member] | Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	949,364		962,377
From Six Months To One Year [Member] | Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	774,803		752,822
From One Year To Two Years [Member] | Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	942,327		662,511
From Two Years To Five Years [Member] | Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	711,537		692,884
More Than Five Years [Member] | Current Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 0		$ 14,539

[1]	Current ratings as of December 31, 2013 and 2012, respectively.